Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling and Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
(in thousands)	December 31, 2022	December 31, 2021	December 31, 2020

Salaries and related expenses	$2,601	$2,847	$2,111
Advertising and marketing	1,953	1,587	1,425
Travel and conferences	169	71	156
Total	$4,723	$4,505	$3,692